Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2023
Entity Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 25, 2023
Document Effective Date	Aug. 28, 2023
Prospectus Date	Aug. 28, 2023
Invesco Bloomberg Pricing Power ETF | Invesco Bloomberg Pricing Power ETF
Prospectus:
Trading Symbol	POWA